Summary of Significant Accounting Policies (Details Narrative) - USD ($)												3 Months Ended					9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 25, 2019	Oct. 05, 2018	Sep. 27, 2018	Sep. 27, 2018	May 01, 2018	Mar. 12, 2018	Feb. 06, 2018	Feb. 02, 2018	Sep. 28, 2017	Sep. 13, 2017	Aug. 22, 2017	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Aug. 20, 2018
Allowance for doubtful accounts												$ 5,052	$ 129,365			$ 23,046	$ 5,052			$ 129,365	$ 26,046
Agreement term, description																				Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028
Payment of note payable related party	$ 500,000																			$ 9,900,000	960,000	$ 75,000
Shares issued for patents, amount																					750,000
Patent amortization expense																36,961				196,877	70,999
Cash payment			$ 250,000	$ 250,000
Contingent Consideration Payable			$ 1,250,000	1,250,000
Amortization of other intangible assets												249,794					$ 729,131			61,803
Impairment expense
Concentration Percentage												10.00%					10.00%			10.00%
Advertising costs												$ 128,709				$ 245,472	$ 422,948			$ 554,266	$ 220,154
Option granted																3,609,822					4,542,338
Income tax, description																	We measure recognized income tax positions at the largest amount that is greater than 50% likely of being realized.			On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"). The Tax Act reduces the corporate tax rate to 21% effective January 1, 2018. Consequently, we have recorded an adjustment to the deferred tax provision for the year ended December 31, 2017.
Contingency
Minimum [Member]
Property and equipment useful life																	5 years			5 years
Customers payment due term																	30 days			30 days
Maximum [Member]
Property and equipment useful life																	7 years			10 years
Federal deposit insurance corporation limit												250,000	250,000				$ 250,000			$ 250,000
Customers payment due term																	60 days			60 days
Common Shares [Member]
Number of common stock shares issued																5,906,710				15,618,572	6,733,793
Number of shares issued for services																	125,941			5,000
Warrants [Member]
Option granted																3,609,822				4,233,274	4,542,338
Antidilutive securities excluded from computation of earnings per share, amount																	8,629,432
Employees, Members of Board of Directors and Advisory Committee [member]
Number of shares issued for services																	407,000
Robert D. Wiley [Member] | Employment agreement [Member]
Option granted					100,000	400,000
Options vesting in period					33,333	100,000
Vesting period					3 years	4 years
Compensation expenses					$ 250,000	$ 660,000
Three Employee Agreements [Member] | Employment agreement [Member]
Option granted			535,000																522,500
Vesting period			4 years																4 years
Compensation value recognized on straight-line basis			$ 1,376,000																$ 1,351,000
SW Kenetics Inc. [Member]
Number of shares issued in acquisition																				1,700,002
Cash payment			250,000	250,000
Contingent Consideration Payable			$ 1,250,000	$ 1,250,000
SW Kenetics Inc. [Member] | Claw Back Provisions [Member]
Number of shares issued in acquisition		1,700,002		1,700,002
Cash payment																							$ 250,000
Restricted Stock [Member] | SW Kenetics Inc. [Member]
Number of shares issued in acquisition				1,700,002
Restricted Stock [Member] | SW Kenetics Inc. [Member] | Three Shareholders [Member]
Number of shares issued in acquisition		1,700,002
Cash payment		$ 250,000
Contingent Consideration Payable		1,250,000
Milestone One [Member] | SW Kenetics Inc. [Member] | Three Shareholders [Member] | Claw Back Provisions [Member]
Cash payment		350,000
Milestone Two [Member] | SW Kenetics Inc. [Member] | Three Shareholders [Member] | Claw Back Provisions [Member]
Cash payment		350,000
Milestone Three [Member] | SW Kenetics Inc. [Member] | Three Shareholders [Member] | Claw Back Provisions [Member]
Cash payment		350,000
Milestone Four [Member] | SW Kenetics Inc. [Member] | Three Shareholders [Member] | Claw Back Provisions [Member]
Cash payment		$ 350,000
Hallam, Inc [Member]
Ownership percentage in ATI									100.00%
Agreement term, description																	Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028
Hallam, Inc [Member] | First Payment [Member]
Payment of note payable related party										$ 100,000	$ 100,000
Hallam, Inc [Member] | Second Payment [Member]
Payment of note payable related party							$ 100,000	$ 100,000
Licensing Agreements [Member]
Amortization expense												$ 12,500		37,500		$ 12,500	$ 12,500	$ 37,500		$ 50,000	$ 45,833
Patents [Member]
Agreement term, description																	This asset will be amortized from September 2017, the first full month of the acquired rights, through October 29, 2028.
Payment of note payable related party													$ 10,783				$ 20,261	22,495		$ 33,920	6,000
Share price												$ 1.25	$ 1.25				$ 1.25			$ 1.25
Shares issued for patents, amount																	$ 950,000			$ 950,000
Patent amortization expense												$ 21,268	$ 24,461		$ 63,806		21,269	63,806		$ 85,074	$ 25,166
Number of shares issued in acquisition																					600,000
Patents [Member] | SW Kenetics Inc. [Member]
Patent amortization expense												$ 102,067					$ 239,253
Jesse James [Member] | Licensing Agreements [Member]
Number of common stock shares issued																	100,000			100,000
Additional common stock issued																	75,000			75,000
Gross sale																	$ 15,000,000			$ 15,000,000
Jeff Rann [Member] | Licensing Agreements [Member]
Number of common stock shares issued																	100,000			100,000
Additional common stock issued																	75,000			75,000
Gross sale																	$ 15,000,000			$ 15,000,000
Two Shareholders [Member] | Hallam, Inc [Member]
Shares issued for patents, share									600,000
Payment of note payable related party									$ 200,000